Property And Equipment (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 25, 2008	Sep. 30, 2011
Equipment insurance deductible	$ 1,000
Insurance proceeds, property loss claim		6,200,000
Number of drilling units		5
Expenditure on construction of drilling units in progress		650,000,000
Commitments on drilling units under construction		$ 1,200,000,000
Atwood Osprey [Member]
Number of drilling units		1
Atwood Condor [Member]
Number of drilling units		1
Atwood Mako [Member]
Number of drilling units		1
Atwood Manta [Member]
Number of drilling units		1
Atwood Orca [Member]
Number of drilling units		1
Atwood Advantage [Member]
Number of drilling units		1